Accrued Settlement Costs (Tables)	12 Months Ended
Dec. 31, 2024
Angel Studios, Inc. CIK: 0001671941
Schedule of short term and long term maturities of settlement costs

The following table summarizes the scheduled maturities of short-term and long-term settlement costs for the five years subsequent to December 31, 2024:

Year Ending December 31:	Amount
2025	$280,238
2026	309,331
2027	341,443
2028	376,890
2029	416,016
Thereafter	2,648,053
Total	$4,371,971